PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of property and equipment
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2021	4,050	159	368	568	1,734	6,879

Additions	50	3	18	1,559	712	2,342
Disposals *	(198)	(1)	(5)	(7)	(100)	(311)
Depreciation charge for the year	(990)	(22)	(124)	—	(409)	(1,545)
Reclassification as held for sale	(367)	(6)	(9)	(42)	(80)	(504)
Impairment	(12)	—	(2)	3	(2)	(13)
Transfers	1,428	16	182	(1,619)	(2)	5
Translation adjustment	(101)	2	(6)	(11)	(20)	(136)

As of December 31, 2021	3,860	151	422	451	1,833	6,717

Additions	67	7	23	662	526	1,285
Disposals	(40)	(1)	(4)	(10)	(15)	(70)
Depreciation charge for the year	(382)	(7)	(29)	—	(139)	(557)
Divestment and reclassification as held for sale **	(1,991)	(80)	(314)	(235)	(1,393)	(4,013)
Impairment	(38)	(2)	(3)	(3)	(8)	(54)
Impairment reversal	57	1	3	6	6	73
Transfers	528	5	13	(545)	(5)	(4)
Modifications of right-of-use assets	—	—	—	—	26	26
Translation adjustment	(363)	(13)	(14)	(40)	(125)	(555)
Others	—	—	—	—	—	—

As of December 31, 2022	1,698	61	97	286	706	2,848
Cost	4,890	153	405	320	1,059	6,827
Accumulated depreciation and impairment	(3,192)	(92)	(308)	(34)	(353)	(3,979)

*This includes disposal of NTC as explained in Note 9.
** This relates to the classification of Russia as held-for-sale and discontinued operations as explained in Note 10.
Schedule of movements in net book value of right-of-use assets
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2021	1,436	293	5	1,734

Additions	642	65	5	712
Disposals	(100)	—	—	(100)
Depreciation charge for the year	(320)	(86)	(3)	(409)
Reclassification as held for sale	(71)	(9)	—	(80)
Impairment	—	(2)	—	(2)
Transfers	(4)	2	—	(2)
Translation adjustment	(16)	(3)	(1)	(20)

As of December 31, 2021	1,567	260	6	1,833

Additions	513	13	—	526
Disposals	(12)	(3)	—	(15)
Depreciation charge for the year	(125)	(12)	(2)	(139)
Divestment and reclassification as held for sale	(1,175)	(216)	(2)	(1,393)
Impairment	(8)	—	—	(8)
Impairment reversal	2	4	—	6
Transfers	(4)	(1)	—	(5)
Modifications and reassessments	20	6	—	26
Translation adjustment	(117)	(7)	(1)	(125)

As of December 31, 2022	661	44	1	706
Cost	970	84	5	1,059
Accumulated depreciation and impairment	(309)	(40)	(4)	(353)

Schedule of capital commitments for the future purchase of equipment
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2022	2021

Less than 1 year	272	709
Between 1 and 5 years	—	62
More than 5 years	—	198

Total commitments	272	969
The above table for 2021 includes future lease commitments relating to the lease agreements between Russia and NTC (Less than one year: US$4; Between one and five years: US$61 and More than five years: US$198). For further details on this transaction, refer to Note 9 (Agreement between VEON and Service Telecom regarding the Sale of its Russian tower assets). For commitments pertaining to the Russian operations as of December 31, 2022, refer to Note 10.
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2022	2021

Less than 1 year	13	58

Total commitments	13	58

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years